PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of funded status:
Fair value of benefit obligation	$ (31,633)	$ (33,433)	$ (34,078)
Fair value of plan assets (including annuity policy)	8,142	9,962	$ 9,809
Funded (unfunded) status at end of year	(23,491)	(23,471)
Annuity policy
Reconciliation of funded status:
Fair value of plan assets (including annuity policy)	7,924
Equity securities
Reconciliation of funded status:
Fair value of plan assets (including annuity policy)		9,331
Cash
Reconciliation of funded status:
Fair value of plan assets (including annuity policy)	218	631
UK Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(7,888)	(7,597)
Fair value of plan assets (including annuity policy)	7,924	9,331
Funded (unfunded) status at end of year	36	1,734
Marine Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(23,745)	(25,836)
Fair value of plan assets (including annuity policy)	218	631
Funded (unfunded) status at end of year	$ (23,527)	$ (25,205)